Private Placement (Details) - CIK0001812667 CC Neuberger Principal Holdings II - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Aug. 04, 2020	Mar. 31, 2022	Dec. 31, 2021
Private Placement, Disclosure [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.50
Price of warrants (in dollars per share)	$ 1.00		$ 1.00
Number of shares called by each warrants (in shares)	1
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days	30 days
Private Placement
Private Placement, Disclosure [Line Items]
Number of warrants to purchase shares issued (in shares)	18,560,000
Price of warrants (in dollars per share)	$ 1.00
Proceeds from issuance of warrants	$ 18.6
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days	30 days
Class A
Private Placement, Disclosure [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50
Number of warrants to purchase shares issued (in shares)		39,260,000	39,260,000
Number of shares called by each warrants (in shares)		1	1
Class A | Private Placement
Private Placement, Disclosure [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50
Number of shares called by each warrants (in shares)	1